Other financial income / expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other financial income:
Interest on bank deposit	€ 14,306	€ 5,219	€ 3,045
Effect of discounting long term R&D incentives receivables	93	199
Currency exchange gain	850	11,027	1,797
Fair value gain on financial assets held at fair value through profit or loss	5,355	1,203
Fair value gain on current financial investments	611
Gain upon sale of financial assets held at fair value through profit or loss	2	668
Other finance income	264	19	34
Total other financial income	21,482	18,335	4,877
Other financial expenses:
Interest expenses	(1,302)	(780)	(936)
Effect of discounting long term deferred income	(6,900)
Currency exchange loss	(47,769)	(1,174)	(29,176)
Fair value loss on current financial investments	(3,700)
Other finance charges	(400)	(782)	(469)
Total other financial expense	(60,071)	(2,737)	(30,582)
Total other net financial expense (-)/ income	€ (38,589)	€ 15,598	€ (25,705)